Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	GABELLI DIVIDEND GROWTH FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0001086884
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2022
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A